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STERLING CAPITAL FOCUS EQUITY ETF
Summary Sterling Capital Focus Equity ETF
Investment Objective: The Sterling Capital Focus Equity ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STERLING CAPITAL FOCUS EQUITY ETF STERLING CAPITAL FOCUS EQUITY ETF Shares
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.59%
[1]	The Fund’s adviser, Sterling Capital Management LLC, has agreed to pay all expenses incurred by the Fund except for the advisory fee, any front-end or contingent deferred loads, brokerage fees and commissions, any Rule 12b-l fees, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (others than the adviser)).

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
STERLING CAPITAL FOCUS EQUITY ETF | STERLING CAPITAL FOCUS EQUITY ETF Shares | USD ($)	60	189	329	738

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended May 31, 2023, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies: The Fund is an actively managed exchange traded fund (“ETF”). The Fund seeks to outperform the Russell 1000 Growth Index with a portfolio of 15 to 30 stocks. The adviser employs a bottom-up fundamental investment process to select stocks in companies that, in its view, demonstrate potential for sustainable competitive advantages, visible reinvestment opportunities, and have experienced management teams. These companies have the potential for consistent revenue and free cash flow growth, high profitability, strong balance sheets and attractive valuations compared to their peers, although each individual holding may not have all of these qualities. No holding typically is more than 20% of the Fund’s portfolio and 60% of the Fund’s portfolio generally is comprised of equity securities issued by companies with capitalization in excess of $10 billion. Under normal market conditions, the Fund invests at least 80% of the Fund’s net assets plus any borrowing for investment purposes in equity securities.

The adviser uses fundamental research and quantitative screening to identify companies that meet the adviser’s criteria set forth above. Quantitative screening metrics may include, but are not limited to, revenue growth, free cash flow growth, return on equity, return on invested capital, interest coverage ratio, net debt to EBITDA, enterprise value to EBITDA, and free cash flow yield. Because of its focused investment strategy, the Fund is non-diversified, meaning that the Fund invests a greater percentage of its assets in significantly fewer securities than a diversified fund.

The Fund’s holdings are regularly reviewed by the investment team to determine which holdings have the best return/risk potential. A position is sold when the portfolio manager, with the assistance of the investment team’s analysis, determines that the perceived reward for owning the security no longer outpaces the perceived risk, selling the position is necessary to make room for a perceived better position, there is a change in the position’s initial thesis or the position’s weighting approaches 20% of the Fund’s holdings.

The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process. These factors include, but are not limited to (1) environmental indicators such as resources, emissions and innovation, (2) social indicators such as employees, stakeholders, products and services, and (3) governance indicators such as management, incentives, transparency and responsibility to stakeholders. When applicable, the portfolio manager will consider these ESG factors when selecting portfolio investments.

Principal Investment Risks: As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Active Management Risk. The adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares (“Shares”) may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Company-Specific Risk. The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its Shares to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

ESG Risk. An ESG investment strategy limits the types and number of investment opportunities available and, as a result, the strategy may underperform other strategies that do not have an ESG focus. An ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. Market prices include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Growth Investing Risk. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Investment Style Risk. There is a possibility that the market segment on which the Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Non-Diversified Risk. The Fund intends to invest in a variety of securities and instruments, but the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798.

Performance Bar Chart For Calendar Year Ended December 31

Best quarter:	2nd Quarter 2021	12.04%
Worst quarter:	2nd Quarter 2022	(24.31)%
The Fund’s year-to-date return as of the most recent quarter, which ended June 30, 2023 was 29.74%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - STERLING CAPITAL FOCUS EQUITY ETF		1 Year	Since Inception	Inception Date
STERLING CAPITAL FOCUS EQUITY ETF Shares		(35.06%)	(9.38%)	Aug. 26, 2020
STERLING CAPITAL FOCUS EQUITY ETF Shares | After Taxes on Distributions		(35.06%)	(9.38%)	Aug. 26, 2020
STERLING CAPITAL FOCUS EQUITY ETF Shares | After Taxes on Distributions and Sales		(20.75%)	(7.03%)	Aug. 26, 2020
Index – Russell 1000 Growth Index	[1]	(29.14%)	(1.31%)	Aug. 26, 2020
[1]	The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
Summary Sterling Capital Diverse Multi-Manager Active ETF

Investment Objective: The Sterling Capital Diverse Multi-Manager Active ETF (the “Fund”) seeks long-term capital appreciation through strategies managed by sub-advisers that are majority diverse-owned (i.e., greater than 50 percent owned and/or controlled by persons of designated diverse backgrounds, including women, racial minorities, LGBTQ+ individuals, veterans, and disabled individuals).

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF Shares
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.65%
[1]	The Fund’s adviser, Sterling Capital Management LLC, has agreed to pay all expenses incurred by the Trust except for the advisory fee, any front-end or contingent deferred loads, brokerage fees and commissions, any Rule 12b-l fees, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)).

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF | STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF Shares | USD ($)	66	208	362	810

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended May 31, 2023, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies: Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large-cap or mid-cap companies. The Fund considers large capitalization companies to be those companies within the market capitalization range of the companies comprising the Russell 1000 Index (as of the index’s most recent reconstitution) and mid-capitalization companies to be those companies within the market capitalization range of companies comprising the Russell Midcap Index, a subset of the Russell 1000 Index. The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and, to a lesser extent, American Depositary Receipts, which are deemed as foreign securities.

The Fund utilizes a multi-manager approach to provide exposure to an actively managed U.S. large-cap value strategy, an actively managed U.S. large-cap growth strategy, and an actively managed U.S. mid-cap core strategy. Each strategy reflects a separate sleeve of the Fund’s portfolio. Value strategies generally exhibit below market average valuations such as price-to-earnings ratio, growth strategies generally exhibit above market average earnings and revenue growth rates, and core strategies generally exhibit a balance of value and growth characteristics.

The adviser, Sterling Capital Management LLC (the “Adviser”) oversees the investment sub-advisers, each of which provide investment recommendations generated by its respective model portfolio to the Adviser regarding the selection and allocation of the securities in the strategy under its management. The Adviser provides the day-to-day management of the Fund and determines each sub-adviser’s model portfolio weighting within the Fund through its asset allocation process. The Adviser selects the portfolio securities that the Fund buys and sells after reviewing each sub-adviser’s model recommendations.

Included in the sub-adviser due diligence process is a consideration of how a sub-adviser incorporates Environmental, Social and Governance (“ESG”) factors into its investment process. As such, the Adviser’s due diligence focuses on understanding and verifying a sub-adviser’s ESG philosophy, process and output. A well-defined approach as to how ESG analysis is incorporated into a sub-adviser’s investment process is preferred, but is not necessarily a prerequisite for a sub-adviser. A sub-adviser may not always use ESG screening when making recommendations to the Adviser. The Adviser does not engage in security-level ESG analysis as Fund holdings are driven by sub-adviser recommendations as communicated through the delivery of model portfolios.

The Adviser has evaluated and selected investment sub-advisers that are majority diverse-owned (i.e., greater than 50 percent owned and/or controlled by persons of designated diverse backgrounds, including women, racial minorities, LGBTQ+ individuals, veterans, and disabled individuals). Boston Common Asset Management LLC (“Boston Common”) is the sub-adviser for the actively managed U.S. large-cap value strategy and is a majority women-owned firm. GQG Partners LLC (“GQG”) is the sub-adviser for the actively managed large-cap growth strategy and is a majority Asian-owned firm. EARNEST Partners LLC (“EARNEST”) is the sub-adviser for the actively managed U.S. mid-cap core strategy and a majority African-American owned firm. The Adviser is not diverse-owned.

Boston Common integrates both financial and ESG analysis into the investment process to identify companies that have not taken on large amounts of debt, or have experienced volatile operating performance that casts doubt on their future profitability along with a strong commitment to ESG principles. Boston Common identifies not only individual companies that provide the most opportunity, but by extension the most attractive sectors and industries available in markets. Boston Common subscribes to statistical databases and information services to monitor market developments, reviews research reports from financial analysts to understand the market’s expectations, and analyzes macroeconomic information, industry and company coverage and business news. Based on this array of sources, Boston Common forms an outlook for each company under consideration.

GQG generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to GQG's proprietary screening process that seeks to identify companies that have quality attributes such as stable financials, a solid balance sheet, and high levels of profitability. GQG engages in due diligence of each company identified to understand characteristics like its key drivers of success, barriers to entry, sustainability in the industry, effectiveness of management, regulatory risks and end-consumer behavior. GQG looks for companies whose shares are selling at a discount to GQG’s calculation of its intrinsic value.

EARNEST uses a screen called Return Pattern Recognition®. Return Pattern Recognition® identifies companies that exhibit financial characteristics that have historically been linked with positive excess returns versus the benchmark. EARNEST engages in due diligence of each company on the resulting list and the members of EARNEST’s investment team votes on each candidate.

Tactical allocations to each sub-adviser’s recommended model portfolio, including which securities in the model and the weightings to such securities, is determined by using the Adviser’s own quantitative models that are tested in-depth to identify factors that have been consistently predictive of historical asset class returns and to avoid emotional and cognitive biases. The Adviser considers its models’ one-year forward asset class return forecasts to determine tactical portfolio asset class weights with an emphasis on limiting any risk associated with significantly departing from each segment’s weighting within the benchmark. The Adviser makes asset allocation decisions depending on the attractiveness of the investment opportunity while seeking to limit such risk to reasonable levels. The Adviser typically makes tactical adjustments to the Fund’s asset allocation positioning on a quarterly basis.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Active Management Risk: A portfolio manager’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

ADRs Risk: Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

ESG Risk: An ESG investment strategy limits the types and number of investment opportunities available and, as a result, the strategy may underperform other strategies that do not have an ESG focus. An ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. Market prices include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Investment Style Risk: There is a possibility that the market segment on which the Fund is primarily invested in, whether growth or value; large or mid-cap companies; could underperform other kinds of investments or market averages that include style-focused investments.

Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited History of Operations Risk: The Fund is a new ETF with a limited history of operations for investors to evaluate.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. financial market.

Mid-Capitalization Companies Risk: The earnings and prospects of mid-capitalization sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid-capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Quantitative Modeling Risk: The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons.

Value Investing Risk: The Adviser’s assessment of a stock’s intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may actually be appropriately priced or its price may decline.

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798.

Performance Bar Chart For Calendar Year Ended December 31

Best quarter:	4th Quarter 2022	11.78%
Worst quarter:	2nd Quarter 2022	(10.00)%
The Fund’s year-to-date return as of the most recent quarter, which ended June 30, 2023 was 5.66%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Average Annual Total Returns - STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF		1 Year	Since Inception	Inception Date
STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF Shares		(8.01%)	(5.74%)	Dec. 13, 2021
STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF Shares | After Taxes on Distributions		(8.34%)	(6.08%)	Dec. 13, 2021
STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF Shares | After Taxes on Distributions and Sales		(4.50%)	(4.38%)	Dec. 13, 2021
Index – Russell 1000 Total Return	[1]	(19.13%)	(16.63%)	Dec. 13, 2021
[1]	The Russell 1000 Total Return Index tracks the highest-ranking 1,000 stocks in the Russell 3000 Index. You cannot invest directly in an index.